EATON VANCE SERIES FUND, INC.

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Fund, Inc. (the “Registrant”) on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) (1933 Act File No. 333-182175) certifies (a) that the forms of prospectus and statement of additional information dated December 1, 2023 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 20 (“Amendment No. 20”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 20 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-23-001152) on November 27, 2023.

EATON VANCE SERIES FUND, INC.

on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund

By: /s/ Nicholas Di Lorenzo

Nicholas Di Lorenzo, Esq.

Secretary

Date: December 1, 2023